BBH Trust
                                  140 Broadway
                              New York, NY, 10005

                                 March 30, 2007

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


RE:  BBH Trust (the "Registrant")
            BBH Money Market Fund
            BBH U.S. Treasury Money Fund
            BBH Tax Exempt Money Fund
            BBH International Equity Fund
            BBH Broad Market Fund
            BBH Real Return Fund
            BBH Core Select


           1933 Act File No. 333-129342
           1940 Act File No. 811-21829


Dear Sir or Madam:

Enclosed are filing materials for Pre-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant.

This filing has been redlined to indicate changes that have been made to the Registration Statement since Pre-Effective Amendment No. 3 filing on March 19, 2007.

Pursuant to Rule 461(a) promulgated under the Securities Act of 1933, the Registrant requests that the effective date of the Registration Statement be accelerated to 2:00 p.m. on March 30, 2007 or as soon thereafter as the Commission shall deem appropriate.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Registrant acknowledges the staff's view that: the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions, please contact me at (412) 288-6812.

                                     Very truly yours,


                                     /s/ Gail C. Jones
                                     Gail C. Jones
                                     Secretary